Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Expenses
13.
Accounts payable and accrued expenses

Accounts payable and accrued expenses as of December 31, 2025 and 2024 consist of the following:

	December 31,
	2025	2024
Trade accounts payable	1,934,171	856,558
Accrued expenses	2,234,650	873,750
Total	4,168,821	1,730,308